Offerings - Offering: 1	Dec. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	46,250,000
Proposed Maximum Offering Price per Unit	9.00
Maximum Aggregate Offering Price	$ 416,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 57,484.13
Offering Note	A. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share (the "Common Stock"), that become issuable under the Semnur Pharmaceuticals, Inc. 2024 Stock Option Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. B. Represents shares of Common Stock issuable upon exercise of outstanding stock options granted under the Plan. C. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the last sale price reported for the Common Stock on the OTC Markets on November 28, 2025 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).